Pay vs Performance Disclosure	1 Months Ended	2 Months Ended	11 Months Ended		12 Months Ended
	Feb. 06, 2024	Feb. 14, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance (“PvP”)
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed calendar years. In determining the “Compensation Actually Paid” (“CAP”) to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The PvP table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2021, 2022, 2023, 2024 and 2025 calendar years. Note that for our NEOs other than our Chief Executive Officer (the “CEO”), compensation is reported as an average. The Human Capital & Compensation Committee does not utilize CAP as the basis for making compensation decisions, and it evaluates performance for purposes of incentive payouts using a more comprehensive set of metrics than required by the SEC for purposes of this disclosure.

Year	Summary Compensation Table Total for Mr. Fyrwald(1)($)	Summary Compensation Table Total for Mr. Clyburn(1)($)	Summary Compensation Table Total for Mr. Fibig(1)($)	Compensation Actually Paid to Mr. Fyrwald(1)($)	Compensation Actually Paid to Mr. Clyburn(1)($)	Compensation Actually Paid to Mr. Fibig(1)($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	15,002,866			7,485,213
2024	24,154,267	5,080,283		25,111,718	339,713
2023		10,747,653			2,413,620
2022		19,271,654	11,800,037		15,327,178	8,911,848
2021			9,767,380			12,525,503

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)(3)(4)(5)(6)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)(4)(5)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in Millions)(8)	Currency Neutral Sales Growth (%)(9)
			Total Shareholder Return($)	Peer Group Total Shareholder Return($)(7)
(a)	(h)	(i)	(j)	(k)	(l)	(m)
2025	4,361,772	3,192,788	71	110	(361)	(4.8)%
2024	3,593,925	3,320,758	75	126	263	1.1%
2023	3,333,676	2,283,835	71	127	(2,591)	(1.4)%
2022	5,369,203	3,743,462	88	110	(1,871)	9.3%
2021	3,148,004	3,170,578	123	151	270	7.8%

(1)
Mr. J. Erik Fyrwald joined as our CEO on February 6, 2024. Mr. Frank K. Clyburn, Jr. ceased serving as our CEO and as a director of the Board as of February 6, 2024 and departed the company on March 31, 2024. Mr. Clyburn joined as our CEO and as a director of the Board on February 14, 2022. Mr. Andreas Fibig ceased serving as our CEO and as a director and Chair of the Board as of February 14, 2022 and departed the company on March 14, 2022.

(2)	Non-CEO NEOs for 2025 were: Mr. Yuvraj Arora, Ms. Jennifer Johnson, Mr. Michael Deveau, Ms. Leticia Gonçalves Lourenço, Mr. Andres Muller.
(3)	Non-CEO NEOs for 2024 were: Mr. Glenn Richter, Mr. Yuvraj Arora, Mr. Simon Herriott and Ms. Jennifer Johnson.
(4)	Non-CEO NEOs for 2023 were: Mr. Glenn Richter, Mr. Yuvraj Arora, Mr. Simon Herriott and Ms. Jennifer Johnson.
(5)
Non-CEO NEOs for 2022 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz (Former President, Nourish), Ms. Deborah Borg (EVP, Chief People & Culture Officer), Mr. Ralf Finzel (EVP, Global Operations Officer) and Mr. Francisco Fortanet (Former EVP, Global Operations Officer).

(6)
Non-CEO NEOs for 2021 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz, Mr. Francisco Fortanet, Dr. Susana Suarez Gonzalez (Former EVP, Chief Human Resources, Communication and DE&I Officer), Mr. Rustom Jilla (Former CFO), Ms. Kathy Fortmann (Former President, Nourish) and Ms. Anne Chwat (Former General Counsel).

(7)	The Peer Group used for this calculation was the S&P 500 Specialty Chemicals Index.
(8)
Net Income (Loss) reflected represents GAAP Net Income (Loss) as reported on Form 10-K in the Results of Operations Statement. The 2025 Net Loss of $361 million reflects a goodwill impairment charge of $1.153 Billion and a gain on extinguishment of debt of $488 Million. Excluding all one-time adjustments for 2025, the Adjusted Net Income was $645 Million.

(9)
Currency Neutral Sales Growth is the company-selected performance measure, per the requirements of Item 402(v) of Regulation S-K and is discussed and reported in “Compensation Discussion and Analysis – 2025 Direct Compensation.”

Mr. Fyrwald’s Compensation
To determine the amounts in column (e) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Fyrwald’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total for Mr. Fyrwald($)	SCT Reported Equity Award Value for Mr. Fyrwald($)	Equity Award Adjustments for Mr. Fyrwald($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Fyrwald($)	Pension Benefit Adjustments for Mr. Fyrwald($)	Compensation Actually Paid to Mr. Fyrwald($)
2025	15,002,866	(11,656,764)	4,139,111	—	—	7,485,213
2024	24,154,267	(19,182,546)	20,139,997	—	—	25,111,718
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Fyrwald as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	8,813,472	(4,576,392)	—	(97,969)	—	—	4,139,111
2024	20,139,997	—	—	—	—	—	20,139,997
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Mr. Clyburn’s Compensation
To determine the amounts in column (f) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Clyburn’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total for Mr. Clyburn($)	SCT Reported Equity Award Value for Mr. Clyburn($)	Equity Award Adjustments for Mr. Clyburn($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Clyburn($)	Pension Benefit Adjustments for Mr. Clyburn($)	Compensation Actually Paid to Mr. Clyburn($)
2025	—	—	—	—	—	—
2024	5,080,283	(102,461)	(4,638,109)	—	—	339,713
2023	10,747,653	(8,249,977)	(84,056)	—	—	2,413,620
2022	19,271,654	(16,511,105)	12,566,629	—	—	15,327,178
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Clyburn as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	—	—	—	—	—	—	—
2024	—	(243,404)	—	(811,269)	(3,583,436)	—	(4,638,109)
2023	5,726,355	(4,755,629)	—	(51,800)	(1,002,982)	—	(84,056)
2022	12,566,629	—	—	—	—	—	12,566,629
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Mr. Fibig’s Compensation
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Fibig’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total for Mr. Fibig($)	SCT Reported Equity Award Value for Mr. Fibig($)	Equity Award Adjustments for Mr. Fibig($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Fibig($)	Pension Benefit Adjustments for Mr. Fibig($)	Compensation Actually Paid to Mr. Fibig($)
2025	—	—	—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	11,800,037	—	(2,888,189)	—	—	8,911,848
2021	9,767,380	(5,723,445)	8,481,568	—	—	12,525,503

(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Fibig as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—
2022	—	—	—	(2,888,189)	—	—	(2,888,189)
2021	5,856,147	2,598,655	320,729	642,604	(1,132,404)	195,837	8,481,568

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Average Non-CEO NEO Compensation
To determine the amounts in column (i) in the PvP table, the following amounts were deducted from and added to (as applicable) our Non-CEO NEO’s average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	Average SCT Total for Non-CEO NEOs($)	Average SCT Reported Equity Award Value for Non-CEO NEOs($)	Average Equity Award Adjustments for Non-CEO NEOs($)(1)	SCT Reported Average Change in the Actuarial Present Value of Pension Benefits for Non-CEO NEOs($)	Average Pension Benefit Adjustments for Non-CEO NEOs($)(2)	Average Compensation Actually Paid to Non-CEO NEOs($)
2025	4,361,772	(2,540,000)	1,371,016	—	—	3,192,788
2024	3,593,925	(1,675,005)	1,401,837	—	—	3,320,758
2023	3,333,676	(2,199,978)	1,150,137	—	—	2,283,835
2022	5,369,203	(3,085,500)	1,459,759	—	—	3,743,462
2021	3,148,004	(1,514,851)	1,539,657	(2,232)	—	3,170,578

(1)	Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEO’s as summarized below.
(2)	There is no service cost or prior service cost adjustment for pension benefits as the pension plan benefits applicable to NEOs were frozen for additional accruals as of December 31, 2007.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	1,813,210	(9,220)	—	(295,997)	(137,283)	306	1,371,016
2024	1,515,496	(163,396)	—	108,622	(61,319)	2,399	1,401,837
2023	1,776,137	(396,888)	—	(120,477)	(114,628)	5,993	1,150,137
2022	2,192,872	(220,228)	91,429	(337,314)	(282,833)	15,833	1,459,759
2021	1,199,240	198,103	64,492	199,759	(137,688)	15,752	1,539,657

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Company Selected Measure Name					Currency Neutral Sales Growth
Named Executive Officers, Footnote
(1)
Mr. J. Erik Fyrwald joined as our CEO on February 6, 2024. Mr. Frank K. Clyburn, Jr. ceased serving as our CEO and as a director of the Board as of February 6, 2024 and departed the company on March 31, 2024. Mr. Clyburn joined as our CEO and as a director of the Board on February 14, 2022. Mr. Andreas Fibig ceased serving as our CEO and as a director and Chair of the Board as of February 14, 2022 and departed the company on March 14, 2022.

(2)	Non-CEO NEOs for 2025 were: Mr. Yuvraj Arora, Ms. Jennifer Johnson, Mr. Michael Deveau, Ms. Leticia Gonçalves Lourenço, Mr. Andres Muller.
(3)	Non-CEO NEOs for 2024 were: Mr. Glenn Richter, Mr. Yuvraj Arora, Mr. Simon Herriott and Ms. Jennifer Johnson.
(4)	Non-CEO NEOs for 2023 were: Mr. Glenn Richter, Mr. Yuvraj Arora, Mr. Simon Herriott and Ms. Jennifer Johnson.
(5)
Non-CEO NEOs for 2022 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz (Former President, Nourish), Ms. Deborah Borg (EVP, Chief People & Culture Officer), Mr. Ralf Finzel (EVP, Global Operations Officer) and Mr. Francisco Fortanet (Former EVP, Global Operations Officer).

(6)
Non-CEO NEOs for 2021 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz, Mr. Francisco Fortanet, Dr. Susana Suarez Gonzalez (Former EVP, Chief Human Resources, Communication and DE&I Officer), Mr. Rustom Jilla (Former CFO), Ms. Kathy Fortmann (Former President, Nourish) and Ms. Anne Chwat (Former General Counsel).

Peer Group Issuers, Footnote
(7)	The Peer Group used for this calculation was the S&P 500 Specialty Chemicals Index.

Adjustment To PEO Compensation, Footnote
Mr. Fyrwald’s Compensation
To determine the amounts in column (e) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Fyrwald’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total for Mr. Fyrwald($)	SCT Reported Equity Award Value for Mr. Fyrwald($)	Equity Award Adjustments for Mr. Fyrwald($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Fyrwald($)	Pension Benefit Adjustments for Mr. Fyrwald($)	Compensation Actually Paid to Mr. Fyrwald($)
2025	15,002,866	(11,656,764)	4,139,111	—	—	7,485,213
2024	24,154,267	(19,182,546)	20,139,997	—	—	25,111,718
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Fyrwald as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	8,813,472	(4,576,392)	—	(97,969)	—	—	4,139,111
2024	20,139,997	—	—	—	—	—	20,139,997
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Mr. Clyburn’s Compensation
To determine the amounts in column (f) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Clyburn’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total for Mr. Clyburn($)	SCT Reported Equity Award Value for Mr. Clyburn($)	Equity Award Adjustments for Mr. Clyburn($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Clyburn($)	Pension Benefit Adjustments for Mr. Clyburn($)	Compensation Actually Paid to Mr. Clyburn($)
2025	—	—	—	—	—	—
2024	5,080,283	(102,461)	(4,638,109)	—	—	339,713
2023	10,747,653	(8,249,977)	(84,056)	—	—	2,413,620
2022	19,271,654	(16,511,105)	12,566,629	—	—	15,327,178
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Clyburn as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	—	—	—	—	—	—	—
2024	—	(243,404)	—	(811,269)	(3,583,436)	—	(4,638,109)
2023	5,726,355	(4,755,629)	—	(51,800)	(1,002,982)	—	(84,056)
2022	12,566,629	—	—	—	—	—	12,566,629
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Mr. Fibig’s Compensation
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Fibig’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	SCT Total for Mr. Fibig($)	SCT Reported Equity Award Value for Mr. Fibig($)	Equity Award Adjustments for Mr. Fibig($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Fibig($)	Pension Benefit Adjustments for Mr. Fibig($)	Compensation Actually Paid to Mr. Fibig($)
2025	—	—	—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	11,800,037	—	(2,888,189)	—	—	8,911,848
2021	9,767,380	(5,723,445)	8,481,568	—	—	12,525,503

(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Fibig as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—
2022	—	—	—	(2,888,189)	—	—	(2,888,189)
2021	5,856,147	2,598,655	320,729	642,604	(1,132,404)	195,837	8,481,568

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount					$ 4,361,772	$ 3,593,925	$ 3,333,676	$ 5,369,203	$ 3,148,004
Non-PEO NEO Average Compensation Actually Paid Amount					$ 3,192,788	3,320,758	2,283,835	3,743,462	3,170,578
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-CEO NEO Compensation
To determine the amounts in column (i) in the PvP table, the following amounts were deducted from and added to (as applicable) our Non-CEO NEO’s average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.

Year	Average SCT Total for Non-CEO NEOs($)	Average SCT Reported Equity Award Value for Non-CEO NEOs($)	Average Equity Award Adjustments for Non-CEO NEOs($)(1)	SCT Reported Average Change in the Actuarial Present Value of Pension Benefits for Non-CEO NEOs($)	Average Pension Benefit Adjustments for Non-CEO NEOs($)(2)	Average Compensation Actually Paid to Non-CEO NEOs($)
2025	4,361,772	(2,540,000)	1,371,016	—	—	3,192,788
2024	3,593,925	(1,675,005)	1,401,837	—	—	3,320,758
2023	3,333,676	(2,199,978)	1,150,137	—	—	2,283,835
2022	5,369,203	(3,085,500)	1,459,759	—	—	3,743,462
2021	3,148,004	(1,514,851)	1,539,657	(2,232)	—	3,170,578

(1)	Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEO’s as summarized below.
(2)	There is no service cost or prior service cost adjustment for pension benefits as the pension plan benefits applicable to NEOs were frozen for additional accruals as of December 31, 2007.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	1,813,210	(9,220)	—	(295,997)	(137,283)	306	1,371,016
2024	1,515,496	(163,396)	—	108,622	(61,319)	2,399	1,401,837
2023	1,776,137	(396,888)	—	(120,477)	(114,628)	5,993	1,150,137
2022	2,192,872	(220,228)	91,429	(337,314)	(282,833)	15,833	1,459,759
2021	1,199,240	198,103	64,492	199,759	(137,688)	15,752	1,539,657

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return					Compensation Actually Paid (“CAP”) vs. IFF 5-year Cumulative TSR vs. Peer Group 5-year Cumulative TSR
Compensation Actually Paid vs. Net Income
Compensation Actually Paid (“CAP”) vs. Net-Income vs. Adjusted Net-Income
Adjusted Net Income is included in the chart above as supplemental information as it excludes one-time events that have low correlation to compensation actually paid. For 2025, the primary driver of the difference in adjusted net income and net income of $1.006 Billion is driven by a $1.153 Billion goodwill impairment charge in the Food Ingredients reporting unit which is excluded in the adjusted net income for 2025.

Compensation Actually Paid vs. Company Selected Measure					Compensation Actually Paid (CAP) vs. Company Selected Measure (CSM): Currency Neutral Sales Growth
Total Shareholder Return Vs Peer Group					Compensation Actually Paid (“CAP”) vs. IFF 5-year Cumulative TSR vs. Peer Group 5-year Cumulative TSR
Tabular List, Table
Company-Selected Measure and Other Financial Performance Measures
The following financial performance measures are used to link compensation actually paid to NEOs for the most recently completed fiscal years to company performance.

Measure	Description
Company-Selected Measure	Currency Neutral Sales Growth
Measure 2	EBITDA
Measure 3	Relative TSR
Measure 4	ROIC Improvement

Total Shareholder Return Amount					$ 71	75	71	88	123
Peer Group Total Shareholder Return Amount					$ 110	$ 126	$ 127	$ 110	$ 151
Company Selected Measure Amount					(0.048)	0.011	(0.014)	0.093	0.078
PEO Name	Mr. Frank K. Clyburn, Jr.	Mr. Andreas Fibig	Mr. J. Erik Fyrwald	Mr. Frank K. Clyburn, Jr.	Mr. J. Erik Fyrwald		Mr. Frank K. Clyburn, Jr.		Mr. Andreas Fibig	Mr. Andreas Fibig
Equity Awards Adjustments, Footnote
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Fyrwald as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	8,813,472	(4,576,392)	—	(97,969)	—	—	4,139,111
2024	20,139,997	—	—	—	—	—	20,139,997
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Clyburn as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	—	—	—	—	—	—	—
2024	—	(243,404)	—	(811,269)	(3,583,436)	—	(4,638,109)
2023	5,726,355	(4,755,629)	—	(51,800)	(1,002,982)	—	(84,056)
2022	12,566,629	—	—	—	—	—	12,566,629
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Fibig as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—
2022	—	—	—	(2,888,189)	—	—	(2,888,189)
2021	5,856,147	2,598,655	320,729	642,604	(1,132,404)	195,837	8,481,568

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(2)	There is no service cost or prior service cost adjustment for pension benefits as the pension plan benefits applicable to NEOs were frozen for additional accruals as of December 31, 2007.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation($)	Total Equity Award Adjustments($)
2025	1,813,210	(9,220)	—	(295,997)	(137,283)	306	1,371,016
2024	1,515,496	(163,396)	—	108,622	(61,319)	2,399	1,401,837
2023	1,776,137	(396,888)	—	(120,477)	(114,628)	5,993	1,150,137
2022	2,192,872	(220,228)	91,429	(337,314)	(282,833)	15,833	1,459,759
2021	1,199,240	198,103	64,492	199,759	(137,688)	15,752	1,539,657

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Net Income (Loss) Available to Common Stockholders, Basic					$ (361,000,000)	$ 263,000,000	$ (2,591,000,000)	$ (1,871,000,000)	$ 270,000,000
Goodwill, Impairment Loss					1,153,000,000
Gain (Loss) on Extinguishment of Debt					488,000,000
Adjusted Net Income (Loss)					645,000,000
Difference in Adjusted Net Income and Net Income					$ 1,006,000,000.000
Measure:: 1
Pay vs Performance Disclosure
Name					Currency Neutral Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name					EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name					Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name					ROIC Improvement
Mr. Erik Fyrwald [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 15,002,866	24,154,267
PEO Actually Paid Compensation Amount					7,485,213	25,111,718
Mr. Frank Clyburn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	5,080,283	10,747,653	19,271,654
PEO Actually Paid Compensation Amount					0	339,713	2,413,620	15,327,178
Mr. Andreas Fibig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	0	0	11,800,037	9,767,380
PEO Actually Paid Compensation Amount					0	0	0	8,911,848	12,525,503
PEO | Mr. Erik Fyrwald [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Erik Fyrwald [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Erik Fyrwald [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(11,656,764)	(19,182,546)
PEO | Mr. Erik Fyrwald [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,139,111	20,139,997
PEO | Mr. Erik Fyrwald [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,813,472	20,139,997
PEO | Mr. Erik Fyrwald [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,576,392)	0
PEO | Mr. Erik Fyrwald [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Erik Fyrwald [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(97,969)	0
PEO | Mr. Erik Fyrwald [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Erik Fyrwald [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr. Frank Clyburn [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Mr. Frank Clyburn [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Mr. Frank Clyburn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(102,461)	(8,249,977)	(16,511,105)
PEO | Mr. Frank Clyburn [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(4,638,109)	(84,056)	12,566,629
PEO | Mr. Frank Clyburn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	5,726,355	12,566,629
PEO | Mr. Frank Clyburn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(243,404)	(4,755,629)	0
PEO | Mr. Frank Clyburn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Mr. Frank Clyburn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(811,269)	(51,800)	0
PEO | Mr. Frank Clyburn [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(3,583,436)	(1,002,982)	0
PEO | Mr. Frank Clyburn [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Mr. Andreas Fibig [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
PEO | Mr. Andreas Fibig [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
PEO | Mr. Andreas Fibig [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	(5,723,445)
PEO | Mr. Andreas Fibig [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	(2,888,189)	8,481,568
PEO | Mr. Andreas Fibig [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	5,856,147
PEO | Mr. Andreas Fibig [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	2,598,655
PEO | Mr. Andreas Fibig [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	320,729
PEO | Mr. Andreas Fibig [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	(2,888,189)	642,604
PEO | Mr. Andreas Fibig [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	(1,132,404)
PEO | Mr. Andreas Fibig [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	195,837
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	(2,232)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,540,000)	(1,675,005)	(2,199,978)	(3,085,500)	(1,514,851)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,371,016	1,401,837	1,150,137	1,459,759	1,539,657
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,813,210	1,515,496	1,776,137	2,192,872	1,199,240
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(9,220)	(163,396)	(396,888)	(220,228)	198,103
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	91,429	64,492
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(295,997)	108,622	(120,477)	(337,314)	199,759
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(137,283)	(61,319)	(114,628)	(282,833)	(137,688)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 306	$ 2,399	$ 5,993	$ 15,833	$ 15,752